OPERATING LEASES - Future lease payments under operating leases (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
OPERATING LEASES
Within one year	¥ 38,669		¥ 46,050
Within a period of more than one year but not more than two years	28,694		31,381
Within a period of more than two year but not more than three years	19,498		23,813
Within a period of more than three year but not more than four years			18,607
Total future lease payments	86,861		119,851
Less: imputed interest	4,859		8,589
Total lease liability balance	82,002		111,262
Less: Current operating lease liabilities	(35,759)	$ (5,611)	(41,737)
Long-term operating lease liabilities	46,243	$ 7,257	69,525
Future lease payments for short-term leases	¥ 3,620		¥ 2,327